Note 11 - Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
11–
COMMITMENTS AND CONTINGENCIES

Office Lease

On
January 1, 2017,
the Company moved its headquarters to a temporary location. The Company paid a monthly rent of
$6,000
through
March 31, 2017
for the temporary office. On
April 1, 2017,
the Company entered into a
5
-year lease agreement for permanent office space. At
June 30, 2018,
the Company’s total monthly office rental payments, due through
March 31, 2022,
was
$442,997.
As
June 30, 2018,
$53,766
of total rent payments are due through
December 31, 2018,
$163,998
of total rent payments are due through
December 31, 2019,
$277,518
of total rental payments are due through
December 31, 2020,
$394,452
of total rent payments are due through
December 31, 2021
and
$423,828
of total rent payments are due through
March 31, 2022.

NOTE
14
– COMMITMENTS AND CONTINGENCIES

Office Lease

On
January 1, 2017,
the Company moved its headquarters to a temporary location. The Company paid a monthly rent of
$6,000
through
March 31, 2017
for the temporary office. On
April 1, 2017,
the Company entered into a
5
-year lease agreement for permanent office space. The Company‘s monthly office rent over the
5
-year lease is as follows: (i) Year
1
-
$8,700;
(ii) Year
2
-
$8,961;
(iii) Year
3
-
$9,230;
(iv) Year
4
-
$9,507;
(v) Year
5
-
$9,792.